Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2017
Commitments and contingencies [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
As of December 31, 2017, the Group had the following operating lease obligations falling due in:

Amount
US$
2018	8,077,319
2019	3,551,542
2020	2,541,724
2021	600,001
2022 and thereafter	1,014,391

Total	15,784,977

Schedule of Capital Lease Obligations
As of December 31, 2017, the Group had the following minimum lease payments (excluding the portion of the payments representing executory costs, including any profit thereon) falling due in:

Amount
US$
2018	6,196,459
2019	5,639,398
2020	5,082,338
2021	2,541,169
2022 and thereafter	-
Total minimum lease payments	19,459,364
Less interest	(3,571,634)

Capital lease obligations	15,887,730
Less current maturities of capital lease obligations	(4,472,386)

Long-term capital lease obligations	11,415,344

Schedule of Outstanding Commitments
As of December 31, 2017, the Group had outstanding commitments with respect to non-cancellable construction contracts for real estate development and land use rights purchases as follows:

Amount
US$
2018	278,213,253
2019	59,268,253
2020	19,329,097
2021	24,846
2022 and thereafter	-

Total	356,835,449